Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 90.3%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	165,811	$1,452,506
PGIM Global Real Estate Fund (Class R6)	32,154	593,245
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,431	103,360
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	85,315	591,235
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	38,786	507,321
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	66,278	1,128,707
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	11,061	103,424
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	39,180	611,990
PGIM TIPS Fund (Class R6)	252,150	2,206,315
PGIM Total Return Bond Fund (Class R6)	130,344	1,568,043

Total Long-Term Investments (cost $8,739,760)		8,866,146

Short-Term Investment 9.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $968,918)	968,918	968,918

TOTAL INVESTMENTS 100.2% (cost $9,708,678)(wd)		9,835,064
Liabilities in excess of other assets (0.2)%		(24,421)

Net Assets 100.0%		$9,810,643

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds